Lease liabilities	9 Months Ended
Sep. 30, 2020
Lease liabilities.
Lease liabilities

9.Lease liabilities

Lease obligations relate to the Company’s rent of office space, warehouse spaces and kiosk locations to promote vehicle sales. The term of the lease related to office space expires on November 1, 2020, and the term of leases related to warehouse spaces expire on August 31, 2021 and August 1, 2022, respectively, with the Company holding an option to renew one of the warehouse leases for a further five years. The Company entered into two lease agreements in 2020 for the lease of  kiosk locations in Los Angeles which expire on November 30, 2021 and September 30, 2023, respectively.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized the lease liability and right-of-use asset of $47,238 and $45,636, respectively, on the effective date of termination.

The Company incurred $91,043 and $140,035 of lease expenses for the three and nine months ended September 30, 2020 ($11,777 and $12,620 for the three and nine months ended September 30, 2019, respectively), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconciles the change in the lease liabilities and discloses a maturity analysis of the lease liabilities for the nine months ended September 30, 2020:

Balance as at January 1, 2020	$1,463,676
Lease addition	369,808
Lease termination	(47,239)
Accretion of lease liability	81,275
Repayment of principal and interest	(523,854)
Balance as at September 30, 2020	$1,343,666

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$744,541	$84,254	$660,287
Between one and five years	617,447	117,534	499,913
More than five years	196,044	12,578	183,466
	$1,558,032	$214,366	$1,343,666
Current portion of lease liabilities			660,287
Non-current portion of lease liabilities			$683,379